SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

14. SUBSEQUENT EVENTS

On April 22, 2020, the Company received an Economic Injury Disaster Loan of $10,000 from the Small Business Administration which will provide economic relief during the COVID-19 pandemic. This loan advance is not required to be repaid, has no stipulations on use, and has been recorded as fees and other income in the Condensed Consolidated Statements of Operations during the second quarter of 2020. We intend to use the funds for general corporate purposes.

On April 30, 2020, the Company received a Paycheck Protection Program loan of $462,000 from the Small Business Administration which will provide additional economic relief during the COVID-19 pandemic. The loan will be fully forgiven should the funds be used for payroll related costs, mortgage interest, rent and utilities, as long as our employee headcount remains consistent with our baseline period over an eight week period following the date the loan was received, otherwise the loan will be repaid over two years following a six month deferral. The loan has been recorded in accounts payable and accrued liabilities on the Condensed Consolidated Balance Sheets during the second quarter of 2020. We intend to use the funds primarily to cover payroll related costs.